Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	Sun Country Airlines Holdings, Inc.
Amendment Flag	false
Entity Central Index Key	0001743907
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false